Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,731,000
Previously Paid Amount	0.00
Total Fee Amount	3,967.75
Total Offset Amount	0.00
Net Fee	3,967.75
Narrative - Max Aggregate Offering Price	$ 28,731,000
Final Prospectus	true